Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurements of Assets and Liabilities Only for Disclosure Purposes (Non-recurring) (Detail) - Non-Recurring Fair Value Measurement [Member] - IFRS9 [member] - CLP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Financial assets	$ 26,253,170	$ 24,800,985
LIABILITIES
Financial liabilities	29,867,341	27,368,510
Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	6,197,406	4,873,448
Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	154,232	164,573
Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	638,851	559,457
Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	11,574,924	11,692,076
Interbank borrowings [member]
LIABILITIES
Financial liabilities	3,794,375	2,646,176
Debt instruments issued [member]
LIABILITIES
Financial liabilities	7,330,126	7,244,551
Lease obligations [member]
LIABILITIES
Financial liabilities	164,304	175,263
Other financial obligations [Member]
LIABILITIES
Financial liabilities	13,123	12,966
Cash and deposits in banks [member]
ASSETS
Financial assets	3,089,072	1,009,681
Cash items in process of collection [member]
ASSETS
Financial assets	173,192	231,305
Investments under Agreements to Resell [Member]
ASSETS
Financial assets	105,580	75,975
Interbank loans [member]
ASSETS
Financial assets	$ 7,121	$ 56,396